Held-to-Maturity Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Contractual maturities of held-to-maturity securities
Held-to-maturity securities, Total	$ 3,836,667	$ 1,743,876
Held-to-maturity Securities, Fair Value	3,760,898	1,794,105
Amortized cost, gross unrealized gains and losses, and fair value by investment category
Held-to-maturity securities, Total	3,836,667	1,743,876
Held-to-maturity Securities, Gross Gain	(6,349)	(50,391)
Held-to-maturity Securities, Gross Losses	(82,118)	(162)
Held-to-maturity securities, fair value	3,760,898	1,794,105
Continuous Unrealized Loss Position
Total Temporarily Impaired Securities, Less Than Twelve Months, Fair Value	3,001,774	24,739
Total Temporarily Impaired Securities Unrealized Losses, Less Than Twelve Months, Fair Value	(79,766)	(162)
Total Temporarily Impaired Securities, Over Twelve Months, Fair Value	22,548	0
Total Temporarily Impaired Securites, Unrealized Losses Over Twelve Months	(2,352)	0
Total Temporarily Impaired Securities, Fair Value	3,024,322	24,739
Total Temporarily Impaired Securities, Unrealized Losses	(82,118)	(162)
Federal agencies - mortgage backed securities [Member]
Contractual maturities of held-to-maturity securities
Held-to-maturity Securities, Under 1 year	0	0
Held-to-maturity Securities, 1-5 years	0	0
Held-to-maturity Securities, 6-10 years	24,901	24,901
Held-to-maturity Securities, Over 10 years	3,574,156	1,624,483
Held-to-maturity securities, Total	3,599,057	1,649,384
Fair Value, Under 1 year	0	0
Fair Value, 1-5 years	0	0
Fair Value, 6-10 years	22,549	24,739
Fair Value, Over 10 years	3,506,018	1,672,702
Held-to-maturity Securities, Fair Value	3,528,567	1,697,441
Amortized cost, gross unrealized gains and losses, and fair value by investment category
Held-to-maturity securities, Total	3,599,057	1,649,384
Held-to-maturity Securities, Gross Gain	(5,573)	(48,219)
Held-to-maturity Securities, Gross Losses	(76,063)	(162)
Held-to-maturity securities, fair value	3,528,567	1,697,441
Continuous Unrealized Loss Position
Total Temporarily Impaired Securities, Less Than Twelve Months, Fair Value	2,849,198	24,739
Total Temporarily Impaired Securities Unrealized Losses, Less Than Twelve Months, Fair Value	(73,711)	(162)
Total Temporarily Impaired Securities, Over Twelve Months, Fair Value	22,548	0
Total Temporarily Impaired Securites, Unrealized Losses Over Twelve Months	(2,352)	0
Total Temporarily Impaired Securities, Fair Value	2,871,746	24,739
Total Temporarily Impaired Securities, Unrealized Losses	(76,063)	(162)
Other Federal Agencies [Member]
Contractual maturities of held-to-maturity securities
Held-to-maturity Securities, Under 1 year	0	0
Held-to-maturity Securities, 1-5 years	0	0
Held-to-maturity Securities, 6-10 years	38,588	15,108
Held-to-maturity Securities, Over 10 years	189,999	69,399
Held-to-maturity securities, Total	228,587	84,507
Fair Value, Under 1 year	0	0
Fair Value, 1-5 years	0	0
Fair Value, 6-10 years	39,075	15,338
Fair Value, Over 10 years	185,097	71,341
Held-to-maturity Securities, Fair Value	224,172	86,679
Amortized cost, gross unrealized gains and losses, and fair value by investment category
Held-to-maturity securities, Total	228,587	84,507
Held-to-maturity Securities, Gross Gain	(776)	(2,172)
Held-to-maturity Securities, Gross Losses	(5,191)	0
Held-to-maturity securities, fair value	224,172	86,679
Continuous Unrealized Loss Position
Total Temporarily Impaired Securities, Less Than Twelve Months, Fair Value	144,417	0
Total Temporarily Impaired Securities Unrealized Losses, Less Than Twelve Months, Fair Value	(5,191)	0
Total Temporarily Impaired Securities, Over Twelve Months, Fair Value	0	0
Total Temporarily Impaired Securites, Unrealized Losses Over Twelve Months	0	0
Total Temporarily Impaired Securities, Fair Value	144,417	0
Total Temporarily Impaired Securities, Unrealized Losses	(5,191)	0
Municipal securities [Member]
Contractual maturities of held-to-maturity securities
Held-to-maturity Securities, Under 1 year	0	0
Held-to-maturity Securities, 1-5 years	0	0
Held-to-maturity Securities, 6-10 years	0	0
Held-to-maturity Securities, Over 10 years	9,023	9,985
Held-to-maturity securities, Total	9,023	9,985
Fair Value, Under 1 year	0	0
Fair Value, 1-5 years	0	0
Fair Value, 6-10 years	0	0
Fair Value, Over 10 years	8,159	9,985
Held-to-maturity Securities, Fair Value	8,159	9,985
Amortized cost, gross unrealized gains and losses, and fair value by investment category
Held-to-maturity securities, Total	9,023	9,985
Held-to-maturity Securities, Gross Gain	0	0
Held-to-maturity Securities, Gross Losses	(864)	0
Held-to-maturity securities, fair value	8,159	9,985
Continuous Unrealized Loss Position
Total Temporarily Impaired Securities, Less Than Twelve Months, Fair Value	8,159	0
Total Temporarily Impaired Securities Unrealized Losses, Less Than Twelve Months, Fair Value	(864)	0
Total Temporarily Impaired Securities, Over Twelve Months, Fair Value	0	0
Total Temporarily Impaired Securites, Unrealized Losses Over Twelve Months	0	0
Total Temporarily Impaired Securities, Fair Value	8,159	0
Total Temporarily Impaired Securities, Unrealized Losses	(864)	0
Total U.S. Government backed agencies [Member]
Contractual maturities of held-to-maturity securities
Held-to-maturity securities, Total	3,827,644	1,733,891
Held-to-maturity Securities, Fair Value	3,752,739	1,784,120
Amortized cost, gross unrealized gains and losses, and fair value by investment category
Held-to-maturity securities, Total	3,827,644	1,733,891
Held-to-maturity Securities, Gross Gain	(6,349)	(50,391)
Held-to-maturity Securities, Gross Losses	(81,254)	(162)
Held-to-maturity securities, fair value	3,752,739	1,784,120
Continuous Unrealized Loss Position
Total Temporarily Impaired Securities, Less Than Twelve Months, Fair Value	2,993,615	24,739
Total Temporarily Impaired Securities Unrealized Losses, Less Than Twelve Months, Fair Value	(78,902)	(162)
Total Temporarily Impaired Securities, Over Twelve Months, Fair Value	22,548	0
Total Temporarily Impaired Securites, Unrealized Losses Over Twelve Months	(2,352)	0
Total Temporarily Impaired Securities, Fair Value	3,016,163	24,739
Total Temporarily Impaired Securities, Unrealized Losses	$ (81,254)	$ (162)